DERIVATIVE FINANCIAL INSTRUMENTS - Change in Fair Values of Derivative Instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about hedging instruments [line items]
Unrealized Gains on Derivative Financial Assets	$ 222
Unrealized Losses on Derivative Financial Liabilities	(9)
Net Change	213	$ (242)
Foreign exchange contracts
Disclosure of detailed information about hedging instruments [line items]
Unrealized Gains on Derivative Financial Assets	182
Unrealized Losses on Derivative Financial Liabilities	173
Net Change	355	(305)
Interest rates swaps and other
Disclosure of detailed information about hedging instruments [line items]
Unrealized Gains on Derivative Financial Assets	40
Unrealized Losses on Derivative Financial Liabilities	(182)
Net Change	$ (142)	$ 63